Sales to Customers which Accounted for Ten Percent or More (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Sales to customer	$ 1,105,006	$ 504,603	$ 379,272
Customer A
Revenue, Major Customer [Line Items]
Sales to customer	16,164	62,894	94,644
Customer B
Revenue, Major Customer [Line Items]
Sales to customer	501,821	61,823	63,803
Customer C
Revenue, Major Customer [Line Items]
Sales to customer	$ 587,021	$ 379,886	$ 220,825